Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.	1,700	$ 1,116,373
Elbit Systems Ltd.	1,560	1,096,009
Huntington Ingalls Industries, Inc.	6,721	2,826,248
V2X, Inc. (A)	23,100	1,589,973
		6,628,603
Automobile Components - 0.9%
Aptiv PLC (A)	49,600	3,757,200
Gentex Corp.	23,700	545,337
Visteon Corp.	19,400	1,762,684
		6,065,221
Banks - 8.0%
Atlantic Union Bankshares Corp.	100,000	3,884,000
Beacon Financial Corp.	74,250	2,104,987
Columbia Banking System, Inc.	86,000	2,531,840
Community West Bancshares	18,750	449,438
Dime Community Bancshares, Inc.	74,450	2,532,789
Eastern Bankshares, Inc.	122,100	2,501,218
First Citizens BancShares, Inc., Class A	5,215	10,792,808
First Community Bankshares, Inc.	34,900	1,257,098
First Merchants Corp.	53,750	2,137,100
Hancock Whitney Corp.	7,500	516,000
OceanFirst Financial Corp.	87,000	1,631,250
Princeton Bancorp, Inc.	6,800	246,364
Provident Financial Services, Inc.	137,000	3,033,180
Towne Bank	4,200	147,000
TrustCo Bank Corp.	79,500	3,450,300
UMB Financial Corp.	24,175	3,073,609
United Bankshares, Inc.	30,550	1,293,182
United Community Banks, Inc.	63,600	2,189,748
WaFd, Inc.	98,900	3,226,118
Webster Financial Corp.	70,600	4,643,362
		51,641,391
Beverages - 2.5%
Brown-Forman Corp., Class B (B)	134,100	3,670,317
Constellation Brands, Inc., Class A	33,100	5,186,770
Molson Coors Beverage Co., Class B	149,600	7,186,784
		16,043,871
Biotechnology - 1.5%
Biogen, Inc. (A)	29,200	5,252,788
BioMarin Pharmaceutical, Inc. (A)	9,150	517,341
Catalyst Pharmaceuticals, Inc. (A)	48,800	1,185,840
Exelixis, Inc. (A)	61,100	2,527,096
		9,483,065
Building Products - 1.3%
American Woodmark Corp. (A)	23,200	1,377,848
Fortune Brands Innovations, Inc.	18,800	1,017,080
Gibraltar Industries, Inc. (A)	6,150	315,249
Hayward Holdings, Inc. (A)	98,200	1,584,948
Owens Corning	15,575	1,866,508
Quanex Building Products Corp.	105,800	1,980,576
		8,142,209
	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.1%
Piper Sandler Cos.	11,325	$ 3,922,414
Stifel Financial Corp.	26,600	3,279,780
		7,202,194
Chemicals - 3.2%
LSB Industries, Inc. (A)	115,750	1,075,317
Mosaic Co.	325,684	8,956,310
PPG Industries, Inc.	57,700	6,671,851
Westlake Corp.	46,400	3,680,448
		20,383,926
Commercial Services & Supplies - 0.3%
HNI Corp.	36,200	1,729,998
Tetra Tech, Inc.	13,250	498,995
		2,228,993
Communications Equipment - 0.2%
Harmonic, Inc. (A)	75,150	730,458
KVH Industries, Inc. (A)	53,000	354,040
Silicom Ltd. (A)	21,600	391,176
		1,475,674
Construction & Engineering - 2.5%
Comfort Systems USA, Inc.	2,320	2,649,672
EMCOR Group, Inc.	7,460	5,376,646
Fluor Corp. (A)	91,400	4,221,766
Granite Construction, Inc.	32,650	3,942,161
		16,190,245
Consumer Staples Distribution & Retail - 1.2%
Dollar General Corp.	13,800	1,979,334
Dollar Tree, Inc. (A)	32,900	3,868,711
Ingles Markets, Inc., Class A	14,250	1,066,755
Village Super Market, Inc., Class A	21,350	761,341
		7,676,141
Containers & Packaging - 2.5%
Crown Holdings, Inc.	52,300	5,474,764
Graphic Packaging Holding Co.	661,430	9,689,949
Greif, Inc., Class A	17,850	1,260,567
		16,425,280
Distributors - 1.5%
LKQ Corp.	303,500	9,969,975
Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	4,000	167,120
Stride, Inc. (A)	19,400	1,641,240
		1,808,360
Diversified REITs - 0.3%
Broadstone Net Lease, Inc.	93,100	1,723,281
Diversified Telecommunication Services - 0.4%
GCI Liberty, Inc. (A)(C)(D)(E)	83,400	0
Liberty Global Ltd., Class A (A)	255,414	2,832,541
		2,832,541
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 2.3%
Evergy, Inc.	110,100	$ 8,447,973
OGE Energy Corp.	108,300	4,730,544
Portland General Electric Co.	38,900	1,954,725
		15,133,242
Electrical Equipment - 1.0%
Acuity, Inc.	1,375	425,205
LSI Industries, Inc.	173,500	3,836,085
Regal Rexnord Corp.	11,725	1,893,588
		6,154,878
Electronic Equipment, Instruments & Components - 4.2%
CDW Corp.	30,700	3,880,173
Coherent Corp. (A)	12,625	2,678,773
IPG Photonics Corp. (A)	8,650	799,347
Itron, Inc. (A)	9,525	943,737
OSI Systems, Inc. (A)	14,775	3,695,818
TD SYNNEX Corp.	42,000	6,664,140
Vishay Intertechnology, Inc.	87,200	1,757,080
Vontier Corp.	170,827	6,406,012
		26,825,080
Energy Equipment & Services - 2.3%
Halliburton Co.	191,300	6,412,376
Helix Energy Solutions Group, Inc. (A)	176,250	1,399,425
Helmerich & Payne, Inc.	35,000	1,185,800
Noble Corp. PLC	112,400	4,003,688
Seadrill Ltd. (A)	25,700	988,936
Select Water Solutions, Inc.	69,000	834,210
		14,824,435
Entertainment - 1.2%
Madison Square Garden Entertainment Corp. (A)	47,100	2,914,077
Madison Square Garden Sports Corp. (A)	9,600	2,722,080
Sphere Entertainment Co. (A)	18,850	1,800,364
		7,436,521
Financial Services - 2.6%
Corpay, Inc. (A)	17,200	5,411,636
Fiserv, Inc. (A)	72,750	4,636,357
Global Payments, Inc.	93,500	6,707,690
		16,755,683
Food Products - 5.7%
Archer-Daniels-Midland Co.	42,200	2,840,482
Campbell's Co.	175,600	4,913,288
Conagra Brands, Inc.	453,000	8,385,030
Kraft Heinz Co.	445,700	10,580,918
Nomad Foods Ltd.	94,600	1,201,420
Post Holdings, Inc. (A)	18,387	1,881,174
Smithfield Foods, Inc.	44,800	1,070,720
Tyson Foods, Inc., Class A	86,900	5,677,177
Utz Brands, Inc.	15,000	158,100
		36,708,309
Ground Transportation - 1.1%
U-Haul Holding Co.	133,200	6,834,492
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. (A)	10,900	$ 1,777,027
AngioDynamics, Inc. (A)	123,450	1,278,942
Baxter International, Inc.	294,957	5,919,787
Dentsply Sirona, Inc.	18,500	230,695
Inmode Ltd. (A)	71,500	1,123,265
Integra LifeSciences Holdings Corp. (A)	62,500	696,250
Omnicell, Inc. (A)	5,500	266,750
OraSure Technologies, Inc. (A)	88,500	246,915
QuidelOrtho Corp. (A)	11,000	298,870
Zimmer Biomet Holdings, Inc.	78,400	6,826,288
		18,664,789
Health Care Providers & Services - 3.2%
AMN Healthcare Services, Inc. (A)	12,250	260,925
Centene Corp. (A)	134,200	5,813,544
Cross Country Healthcare, Inc. (A)	30,100	280,532
Encompass Health Corp.	28,100	2,656,293
Enhabit, Inc. (A)	103,750	1,102,862
Henry Schein, Inc. (A)	76,700	5,789,316
Molina Healthcare, Inc. (A)	21,800	3,915,062
National HealthCare Corp.	7,150	1,023,237
		20,841,771
Health Care REITs - 0.9%
Community Healthcare Trust, Inc.	64,700	1,118,016
Healthpeak Properties, Inc.	99,600	1,717,104
Sabra Health Care, Inc.	143,250	2,683,073
		5,518,193
Hotel & Resort REITs - 0.4%
Apple Hospitality, Inc.	135,650	1,578,966
DiamondRock Hospitality Co.	100,000	918,000
Summit Hotel Properties, Inc.	48,500	214,370
		2,711,336
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc.	34,000	204,000
Churchill Downs, Inc.	12,250	1,204,910
Golden Entertainment, Inc.	25,300	681,076
Lucky Strike Entertainment Corp., Class C (B)	36,200	293,220
		2,383,206
Household Durables - 0.9%
KB Home	31,300	1,801,002
La-Z-Boy, Inc.	34,250	1,247,042
M/I Homes, Inc. (A)	5,150	688,555
PulteGroup, Inc.	4,900	612,941
Sonos, Inc. (A)	79,150	1,135,803
		5,485,343
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	21,700	1,382,507
Industrial REITs - 0.3%
LXP Industrial Trust	38,350	1,900,243
Insurance - 3.5%
Everest Group Ltd.	7,370	2,441,534
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
F&G Annuities & Life, Inc.	5,910	$ 174,286
Fidelity National Financial, Inc.	126,200	6,864,018
Markel Group, Inc. (A)	3,813	7,780,960
Old Republic International Corp.	53,500	2,095,595
Selective Insurance Group, Inc.	19,875	1,671,090
United Fire Group, Inc.	40,100	1,441,194
		22,468,677
Interactive Media & Services - 2.1%
IAC, Inc. (A)	210,941	7,794,270
Match Group, Inc.	183,300	5,709,795
		13,504,065
IT Services - 1.1%
ASGN, Inc. (A)	28,250	1,471,543
Cognizant Technology Solutions Corp., Class A	69,100	5,670,346
		7,141,889
Leisure Products - 0.5%
BRP, Inc.	15,100	1,138,087
MasterCraft Boat Holdings, Inc. (A)	63,700	1,371,461
Polaris, Inc.	12,700	810,768
		3,320,316
Life Sciences Tools & Services - 1.4%
Azenta, Inc. (A)	25,000	972,000
Bio-Rad Laboratories, Inc., Class A (A)	12,724	3,737,039
IQVIA Holdings, Inc. (A)	16,200	3,728,430
Maravai LifeSciences Holdings, Inc., Class A (A)	89,250	299,880
		8,737,349
Machinery - 2.1%
CNH Industrial NV	269,500	2,899,820
Columbus McKinnon Corp.	9,350	197,098
Douglas Dynamics, Inc.	16,000	602,880
Flowserve Corp.	10,850	847,928
Gencor Industries, Inc. (A)	48,000	688,320
Miller Industries, Inc.	23,750	973,037
Mueller Industries, Inc.	48,275	6,572,158
Oshkosh Corp.	6,800	977,976
		13,759,217
Media - 3.4%
Charter Communications, Inc., Class A (A)	31,400	6,472,168
News Corp., Class A	189,200	5,114,076
Omnicom Group, Inc.	50,600	3,898,224
Perion Network Ltd. (A)	35,750	314,600
Sirius XM Holdings, Inc.	285,640	5,812,774
		21,611,842
Metals & Mining - 1.4%
Century Aluminum Co. (A)	5,700	258,381
Commercial Metals Co.	66,400	5,104,168
Kaiser Aluminum Corp.	15,925	1,952,723
Metallus, Inc. (A)	79,500	1,586,025
		8,901,297
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 2.1%
Dominion Energy, Inc.	148,887	$ 8,958,531
Northwestern Energy Group, Inc.	71,650	4,862,169
		13,820,700
Office REITs - 0.1%
Piedmont Realty Trust, Inc., Class A	86,450	727,909
Oil, Gas & Consumable Fuels - 4.2%
Delek U.S. Holdings, Inc.	43,400	1,280,734
Expand Energy Corp.	53,300	5,991,453
Gulfport Energy Corp. (A)	6,850	1,398,564
HF Sinclair Corp.	90,900	4,725,891
Kinder Morgan, Inc.	124,500	3,796,005
Magnolia Oil & Gas Corp., Class A	177,500	4,528,025
Ovintiv, Inc.	49,000	2,130,030
REX American Resources Corp. (A)	73,000	2,468,130
Teekay Tankers Ltd., Class A	14,500	935,540
		27,254,372
Pharmaceuticals - 3.8%
Amphastar Pharmaceuticals, Inc. (A)	28,600	757,614
Innoviva, Inc. (A)	124,650	2,493,000
Jazz Pharmaceuticals PLC (A)	47,900	7,879,071
Perrigo Co. PLC	488,700	6,944,427
Supernus Pharmaceuticals, Inc. (A)	17,850	859,656
Viatris, Inc.	439,500	5,753,055
		24,686,823
Professional Services - 2.9%
Amentum Holdings, Inc. (A)	128,080	4,582,702
Clarivate PLC (A)	1,023,300	2,711,745
FTI Consulting, Inc. (A)	3,000	524,010
ICF International, Inc.	8,150	759,988
Jacobs Solutions, Inc.	11,600	1,569,016
KBR, Inc.	48,150	2,061,301
Leidos Holdings, Inc.	9,450	1,779,246
Science Applications International Corp.	10,250	1,043,040
SS&C Technologies Holdings, Inc.	48,800	3,996,232
		19,027,280
Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	84,550	1,507,527
Residential REITs - 0.2%
Centerspace	19,700	1,266,119
Retail REITs - 0.5%
Agree Realty Corp.	22,600	1,632,398
Kite Realty Group Trust	59,500	1,397,655
		3,030,053
Semiconductors & Semiconductor Equipment - 2.9%
Cohu, Inc. (A)	82,350	2,350,269
Kulicke & Soffa Industries, Inc.	13,700	785,421
MKS, Inc.	14,850	3,495,838
Onto Innovation, Inc. (A)	10,225	2,065,961
Silicon Motion Technology Corp., ADR	32,800	3,900,904
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Tower Semiconductor Ltd. (A)	37,425	$ 5,042,270
Universal Display Corp.	10,325	1,185,517
		18,826,180
Software - 0.8%
Adeia, Inc.	158,900	2,874,501
Progress Software Corp. (A)	56,300	2,303,796
		5,178,297
Specialized REITs - 1.8%
Crown Castle, Inc.	44,000	3,819,640
Gaming & Leisure Properties, Inc.	170,026	7,608,663
		11,428,303
Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A (A)	21,500	2,099,045
Academy Sports & Outdoors, Inc.	16,750	921,418
American Eagle Outfitters, Inc.	59,450	1,385,779
Lithia Motors, Inc.	10,600	3,428,464
Urban Outfitters, Inc. (A)	42,400	3,004,040
Williams-Sonoma, Inc.	10,000	2,046,500
		12,885,246
Technology Hardware, Storage & Peripherals - 0.6%
HP, Inc.	198,700	3,862,728
Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden Ltd.	27,850	1,222,058
Tapestry, Inc.	15,150	1,922,687
		3,144,745
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.4%
WESCO International, Inc.	9,900	$ 2,865,357
Total Common Stocks (Cost $478,451,063)		624,437,289
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (F)	304,623	304,623
Total Other Investment Company (Cost $304,623)		304,623

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 1.35% (F), dated 01/30/2026, to be repurchased at $20,310,212 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $20,714,167.	$ 20,307,927	20,307,927
Total Repurchase Agreement (Cost $20,307,927)		20,307,927
Total Investments (Cost $499,063,613)		645,049,839
Net Other Assets (Liabilities) - 0.0%*		3,890
Net Assets - 100.0%		$ 645,053,729
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$624,437,289	$—	$0	$624,437,289
Other Investment Company	304,623	—	—	304,623
Repurchase Agreement	—	20,307,927	—	20,307,927
Total Investments	$624,741,912	$20,307,927	$0	$645,049,839
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $966,491, collateralized by cash collateral of $304,623 and non-cash collateral, such as U.S. government securities of $691,768. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At January 31, 2026,
the total value of the securities is $0, representing 0.0% of the Fund’s net assets.

(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(E)	Security deemed worthless.
(F)	Rate disclosed reflects the yield at January 31, 2026.
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Small/Mid Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds